Schedule of Investments (unaudited)
April 30, 2024
BlackRock Future U.S. Themes ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise Inc.(a)	200	$62,732
General Electric Co.	394	63,757
		126,489
Beverages — 1.4%
Coca-Cola Co. (The)	917	56,643
Monster Beverage Corp.(a)	661	35,331
		91,974
Broadline Retail — 4.1%
Amazon.com Inc.(a)	1,346	235,550
Dillard's Inc., Class A(b)	88	38,543
		274,093
Building Products — 1.2%
Owens Corning	47	7,906
Trane Technologies PLC	227	72,036
		79,942
Chemicals — 0.9%
Ecolab Inc.	35	7,915
Linde PLC	122	53,797
		61,712
Commercial Services & Supplies — 2.5%
Cintas Corp.	6	3,950
Clean Harbors Inc.(a)	136	25,765
Copart Inc.(a)	640	34,758
Republic Services Inc., Class A	218	41,790
Veralto Corp.	113	10,586
Waste Connections Inc.	275	44,575
Waste Management Inc.	30	6,241
		167,665
Communications Equipment — 0.4%
F5 Inc.(a)	100	16,531
Motorola Solutions Inc.	23	7,801
		24,332
Construction & Engineering — 1.8%
AECOM	115	10,621
Comfort Systems USA Inc.	117	36,201
EMCOR Group Inc.	160	57,147
Quanta Services Inc.	67	17,324
		121,293
Construction Materials — 1.2%
Eagle Materials Inc.	108	27,077
Martin Marietta Materials Inc.	32	18,786
Vulcan Materials Co.	128	32,977
		78,840
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp.	249	180,002
Kroger Co. (The)	334	18,497
Walmart Inc.	1,729	102,616
		301,115
Containers & Packaging — 0.4%
AptarGroup Inc.	172	24,833
Distributors — 0.4%
Genuine Parts Co.	73	11,476
LKQ Corp.	289	12,465
		23,941
Electric Utilities — 1.9%
Constellation Energy Corp.	341	63,406
Security	Shares	Value
Electric Utilities (continued)
NRG Energy Inc.	888	$64,531
		127,937
Electrical Equipment — 0.7%
AMETEK Inc.	191	33,360
Hubbell Inc., Class B	43	15,932
		49,292
Electronic Equipment, Instruments & Components — 2.9%
Amphenol Corp., Class A	1,218	147,098
CDW Corp./DE	6	1,451
Jabil Inc.(b)	401	47,061
		195,610
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	689	22,475
ChampionX Corp.	332	11,145
		33,620
Entertainment — 0.8%
Electronic Arts Inc.	243	30,817
Netflix Inc.(a)	46	25,330
		56,147
Financial Services — 4.8%
Berkshire Hathaway Inc., Class B(a)	481	190,827
Fiserv Inc.(a)	589	89,923
Mastercard Inc., Class A	101	45,571
		326,321
Food Products — 0.1%
Kellanova	91	5,265
WK Kellogg Co.	58	1,354
		6,619
Ground Transportation — 0.8%
Old Dominion Freight Line Inc.	254	46,155
Uber Technologies Inc.(a)	75	4,970
		51,125
Health Care Equipment & Supplies — 4.2%
Align Technology Inc.(a)	76	21,461
Boston Scientific Corp.(a)	2,099	150,855
Edwards Lifesciences Corp.(a)	19	1,609
Stryker Corp.	322	108,353
		282,278
Health Care Providers & Services — 0.5%
Cardinal Health Inc.	13	1,339
Encompass Health Corp.	158	13,174
McKesson Corp.	32	17,191
		31,704
Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill Inc., Class A(a)	1	3,160
Darden Restaurants Inc.	59	9,051
Hilton Worldwide Holdings Inc.	126	24,857
Marriott International Inc./MD, Class A	80	18,890
Yum! Brands Inc.	83	11,724
		67,682
Household Durables — 0.9%
Garmin Ltd.	74	10,691
PulteGroup Inc.	435	48,468
		59,159
Household Products — 3.2%
Church & Dwight Co. Inc.	44	4,747
Colgate-Palmolive Co.	747	68,664
Procter & Gamble Co. (The)	870	141,984
		215,395

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future U.S. Themes ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	837	$63,478
Insurance — 0.3%
Marsh & McLennan Companies Inc.	66	13,162
Progressive Corp. (The)	30	6,248
		19,410
Interactive Media & Services — 4.3%
Alphabet Inc., Class A(a)	519	84,483
Alphabet Inc., Class C, NVS(a)	445	73,265
Meta Platforms Inc., Class A	301	129,481
		287,229
IT Services — 0.8%
Accenture PLC, Class A	179	53,863
Machinery — 2.4%
Caterpillar Inc.	4	1,338
Graco Inc.	457	36,652
Illinois Tool Works Inc.	33	8,056
Ingersoll Rand Inc.	457	42,647
ITT Inc.	95	12,287
Lincoln Electric Holdings Inc.	208	45,662
Otis Worldwide Corp.	156	14,227
		160,869
Metals & Mining — 1.8%
Nucor Corp.	107	18,033
Reliance Inc.	4	1,139
Southern Copper Corp.	755	88,086
Steel Dynamics Inc.	122	15,874
		123,132
Oil, Gas & Consumable Fuels — 3.8%
Chord Energy Corp.	23	4,070
ConocoPhillips	555	69,719
Devon Energy Corp.	26	1,331
Diamondback Energy Inc.	166	33,387
EOG Resources Inc.	174	22,991
Exxon Mobil Corp.	584	69,070
Pioneer Natural Resources Co.	59	15,890
Targa Resources Corp.	328	37,412
		253,870
Professional Services — 2.2%
Automatic Data Processing Inc.	72	17,416
Booz Allen Hamilton Holding Corp., Class A	230	33,964
CACI International Inc., Class A(a)	25	10,056
Paychex Inc.	215	25,544
SS&C Technologies Holdings Inc.	855	52,916
Verisk Analytics Inc., Class A	50	10,898
		150,794
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Micro Devices Inc.(a)	26	4,118
Analog Devices Inc.	102	20,462
Applied Materials Inc.	253	50,258
Broadcom Inc.	155	201,542
KLA Corp.	8	5,514
Lam Research Corp.	45	40,248
Monolithic Power Systems Inc.	2	1,339
Nvidia Corp.	589	508,908
NXP Semiconductors NV	15	3,843
Qualcomm Inc.	239	39,638
Texas Instruments Inc.	276	48,692
Universal Display Corp.	17	2,686
		927,248
Security	Shares	Value
Software — 11.5%
Adobe Inc.(a)	32	$14,811
Cadence Design Systems Inc.(a)	422	116,316
Check Point Software Technologies Ltd.(a)	718	107,284
Crowdstrike Holdings Inc., Class A(a)	84	24,573
Fortinet Inc.(a)	22	1,390
Microsoft Corp.	955	371,810
Oracle Corp.	274	31,167
PTC Inc.(a)	197	34,956
Salesforce Inc.	35	9,413
Synopsys Inc.(a)	101	53,590
Tenable Holdings Inc.(a)	285	12,816
		778,126
Specialty Retail — 8.1%
Abercrombie & Fitch Co., Class A(a)	387	47,028
AutoZone Inc.(a)	4	11,826
Dick's Sporting Goods Inc.	165	33,155
Gap Inc. (The)	1,460	29,959
Home Depot Inc. (The)	197	65,841
Lowe's Companies Inc.	296	67,485
Murphy USA Inc.	27	11,173
O'Reilly Automotive Inc.(a)	12	12,159
Penske Automotive Group Inc.	75	11,468
Ross Stores Inc.	111	14,380
TJX Companies Inc. (The)	2,216	208,504
Ulta Beauty Inc.(a)	36	14,574
Williams-Sonoma Inc.	75	21,509
		549,061
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	1,642	279,682
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.(a)	55	45,016
Lululemon Athletica Inc.(a)	29	10,457
Ralph Lauren Corp., Class A	101	16,528
Skechers USA Inc., Class A(a)	85	5,614
		77,615
Tobacco — 0.8%
Altria Group Inc.	506	22,168
Philip Morris International Inc.	314	29,811
		51,979
Trading Companies & Distributors — 0.5%
Fastenal Co.	226	15,355
WW Grainger Inc.	23	21,191
		36,546
Total Long-Term Investments — 99.4% (Cost: $5,688,831)		6,692,020
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(c)(d)(e)	60,194	60,212

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future U.S. Themes ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	30,000	$30,000
Total Short-Term Securities — 1.3% (Cost: $90,215)		90,212
Total Investments — 100.7% (Cost: $5,779,046)		6,782,232
Liabilities in Excess of Other Assets — (0.7)%		(47,433)
Net Assets — 100.0%		$6,734,799

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$220,766	$—	$(160,499)(a)	$(36)	$(19)	$60,212	60,194	$128 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	—	(10,000)(a)	—	—	30,000	30,000	1,624	—
				$(36)	$(19)	$90,212		$1,752	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Min S&P 500 Index	2	06/21/24	$51	$(1,250)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future U.S. Themes ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,692,020	$—	$—	$6,692,020
Short-Term Securities
Money Market Funds	90,212	—	—	90,212
	$6,782,232	$—	$—	$6,782,232
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,250)	$—	$—	$(1,250)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares